Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Convertible Preferred Stock, Par Value (in dollars per share)	$ 0.00067	$ 0.00067
Convertible Preferred Stock, Shares Authorized (in shares)	50,000,000	50,000,000
Convertible Preferred Stock, Shares Issued (in shares)	0	0
Convertible Preferred Stock, Shares Outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.00067	$ 0.00067
Common stock, shares authorized (in shares)	550,000,000	550,000,000
Common stock, shares issued (in shares)	317,377,777	301,274,243
Partially Owned Subsidiary [Member]
Debt Instrument, Unamortized Discount, Current	$ 139	$ 80
Debt Instrument, Unamortized Discount, Noncurrent	$ 56	$ 80